UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

Deutsche Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Bond VIP
(formerly DWS Bond VIP)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 30.9%
Consumer Discretionary 1.7%
AMC Entertainment, Inc., 5.875%, 2/15/2022		15,000	15,113
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	15,600
7.0%, 5/20/2022		10,000	10,475
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		15,000	13,800
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,513
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		5,000	5,350
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	23,875
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	14,888
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		130,000	129,349
5.165%, 8/1/2044		150,000	146,874
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	10,500
Cablevision Systems Corp., 5.875%, 9/15/2022		5,000	4,838
CCO Holdings LLC, 6.5%, 4/30/2021		155,000	161,587
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,000	4,781
144A, 6.375%, 9/15/2020		80,000	82,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,187
Series B, 6.5%, 11/15/2022		25,000	25,562
Series B, 7.625%, 3/15/2020		75,000	77,812
Columbus International, Inc., 144A, 7.375%, 3/30/2021		200,000	208,000
Delphi Corp., 5.0%, 2/15/2023		20,000	21,420
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	15,038
5.0%, 3/15/2023		20,000	19,187
7.875%, 9/1/2019		90,000	101,700
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	10,700
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	21,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	20,600
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		5,000	4,944
6.375%, 4/1/2023		10,000	10,200
MGM Resorts International:
6.625%, 12/15/2021		40,000	42,200
6.75%, 10/1/2020		42,000	44,730
8.625%, 2/1/2019		60,000	67,656
Numericable Group SA, 144A, 4.875%, 5/15/2019		30,000	29,625
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		15,000	15,675
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	14,888
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		10,000	10,125
Springs Industries, Inc., 6.25%, 6/1/2021		10,000	9,800
Starz LLC, 5.0%, 9/15/2019		10,000	10,100
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		15,000	14,625
Time Warner Cable, Inc., 7.3%, 7/1/2038		165,000	224,384
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,312

			1,705,563
Consumer Staples 1.4%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		15,000	16,200
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		30,000	30,600
144A, 7.75%, 10/28/2020		200,000	212,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	31,500
144A, 8.25%, 2/1/2020		115,000	122,475
Marfrig Holding Europe BV, 144A, 6.875%, 6/24/2019		200,000	194,600
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	105,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		250,000	254,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		115,000	120,175
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		5,000	4,738
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	330,687
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		10,000	9,250
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	21,100

			1,453,825
Energy 6.2%
Afren PLC, 144A, 10.25%, 4/8/2019		500,000	535,000
Antero Resources Finance Corp., 5.375%, 11/1/2021		5,000	4,975
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	14,550
6.75%, 11/1/2020		25,000	25,250
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		45,000	45,562
Chaparral Energy, Inc., 7.625%, 11/15/2022		25,000	25,625
Chesapeake Energy Corp., 3.484% *, 4/15/2019		20,000	20,050
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		5,000	4,925
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		10,000	10,025
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	973,185
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		500,000	503,414
Ecopetrol SA, 5.875%, 5/28/2045		700,000	708,750
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		35,000	36,050
EP Energy LLC, 7.75%, 9/1/2022		30,000	31,725
EXCO Resources, Inc., 8.5%, 4/15/2022		5,000	4,750
Halcon Resources Corp.:
8.875%, 5/15/2021		35,000	34,475
9.75%, 7/15/2020		15,000	15,263
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021 (b)		250,000	274,125
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		25,000	25,250
Linn Energy LLC, 6.25%, 11/1/2019		150,000	146,437
MEG Energy Corp., 144A, 7.0%, 3/31/2024		30,000	31,050
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		30,000	29,550
10.75%, 10/1/2020		35,000	36,313
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		20,000	20,850
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	201,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		75,000	78,187
6.875%, 3/15/2022		25,000	26,375
6.875%, 1/15/2023		15,000	15,788
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	211,500
Offshore Group Investment Ltd., 7.5%, 11/1/2019		50,000	46,375
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		200,000	217,500
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		200,000	133,500
144A, 9.75%, 5/17/2035		200,000	127,000
Petroleos Mexicanos, 2.254% *, 7/18/2018		250,000	261,250
PT Pertamina Persero, 144A, 5.625%, 5/20/2043		1,000,000	910,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		55,000	53,625
Transocean, Inc., 3.8%, 10/15/2022 (b)		555,000	509,373
Whiting Petroleum Corp., 5.0%, 3/15/2019		15,000	15,413

			6,364,035
Financials 8.9%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	216,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	194,020
Barclays Bank PLC, 7.625%, 11/21/2022		1,090,000	1,171,341
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	168,000
CIT Group, Inc., 3.875%, 2/19/2019		65,000	63,863
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	215,760
Credit Agricole SA, 144A, 7.875%, 1/29/2049		200,000	202,000
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		200,000	214,000
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	541,350
E*TRADE Financial Corp.:
6.375%, 11/15/2019		40,000	42,000
6.75%, 6/1/2016		205,000	215,762
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		255,000	253,551
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	198,000
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		380,000	399,987
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		410,000	405,338
6.375%, 12/29/2049		460,000	459,425
International Lease Finance Corp., 6.25%, 5/15/2019		5,000	5,358
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		800,000	779,469
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		825,000	925,680
Morgan Stanley:
4.35%, 9/8/2026		230,000	226,048
Series H, 5.45%, 7/29/2049		10,000	9,925
Navient LLC, 5.5%, 1/25/2023 (b)		630,000	605,587
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	164,688
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		505,000	513,837
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	105,589
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		179,867	170,424
Societe Generale SA, 144A, 7.875%, 12/29/2049		20,000	20,000
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		15,000	15,218
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		500,000	520,000

			9,022,220
Health Care 1.1%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		5,000	5,163
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,500
6.5%, 10/1/2020		5,000	5,250
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		5,000	4,988
144A, 6.875%, 2/1/2022		10,000	10,400
7.125%, 7/15/2020		125,000	132,500
Endo Finance LLC, 144A, 5.75%, 1/15/2022		15,000	14,813
HCA, Inc.:
6.5%, 2/15/2020		235,000	256,737
7.5%, 2/15/2022		190,000	213,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,375
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		15,000	15,187
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	102,850
Mylan, Inc., 5.4%, 11/29/2043		200,000	211,968
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		20,000	20,850
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		15,000	16,237
Tenet Healthcare Corp., 6.25%, 11/1/2018		60,000	63,750

			1,116,318
Industrials 1.6%
ADT Corp.:
4.125%, 4/15/2019		5,000	4,900
6.25%, 10/15/2021 (b)		10,000	10,350
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		15,000	14,888
BE Aerospace, Inc., 6.875%, 10/1/2020		55,000	58,712
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	25,312
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		10,000	9,975
144A, 5.75%, 3/15/2022		90,000	89,550
144A, 6.0%, 10/15/2022		15,000	14,925
Covanta Holding Corp., 5.875%, 3/1/2024		10,000	10,000
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		15,000	16,013
Darling Ingredients, Inc., 5.375%, 1/15/2022		10,000	10,075
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,600
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	205,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		5,000	5,100
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,188
Garda World Security Corp., 144A, 7.25%, 11/15/2021		15,000	14,925
GenCorp, Inc., 7.125%, 3/15/2021		35,000	37,712
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	205,090
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		35,000	36,531
Meritor, Inc.:
6.25%, 2/15/2024		10,000	10,100
6.75%, 6/15/2021		15,000	15,600
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		45,000	42,750
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		190,740	197,893
Oshkosh Corp., 5.375%, 3/1/2022		8,000	8,040
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		15,000	15,000
Titan International, Inc., 6.875%, 10/1/2020		35,000	34,300
TransDigm, Inc., 7.5%, 7/15/2021		20,000	21,350
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		200,000	188,290
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,138
7.625%, 4/15/2022		85,000	92,437
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		200,000	206,500
Watco Companies LLC, 144A, 6.375%, 4/1/2023		15,000	15,075

			1,646,819
Information Technology 1.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,187
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		50,000	52,000
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		10,000	10,250
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		5,000	4,800
CDW LLC, 8.5%, 4/1/2019		131,000	138,860
CyrusOne LP, 6.375%, 11/15/2022		5,000	5,225
Entegris, Inc., 144A, 6.0%, 4/1/2022		10,000	10,150
Equinix, Inc.:
5.375%, 4/1/2023		45,000	44,550
7.0%, 7/15/2021		140,000	149,975
First Data Corp.:
144A, 6.75%, 11/1/2020		68,000	72,080
144A, 7.375%, 6/15/2019		190,000	199,994
144A, 8.75%, 1/15/2022 (PIK)		30,000	31,800
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		15,000	15,225
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		15,000	15,937
7.625%, 6/15/2021		50,000	54,500
NCR Corp.:
5.875%, 12/15/2021		5,000	5,113
6.375%, 12/15/2023		10,000	10,475
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		400,000	404,324

			1,230,445
Materials 5.3%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		350,000	351,251
144A, 4.125%, 9/27/2022		750,000	739,820
ArcelorMittal, 6.125%, 6/1/2018		500,000	530,000
Berry Plastics Corp., 5.5%, 5/15/2022		25,000	24,063
Braskem Finance Ltd., 6.45%, 2/3/2024		250,000	260,000
Cliffs Natural Resources, Inc., 4.2%, 1/15/2018 (b)		386,000	331,960
Evraz Group SA, 144A, 6.75%, 4/27/2018		400,000	383,536
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		36,000	36,360
144A, 7.0%, 2/15/2021		36,000	36,495
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		375,000	377,812
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	207,940
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	49,485
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		1,000,000	1,011,110
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		100,000	100,500
8.875%, 2/1/2018		20,000	20,375
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		5,000	4,225
Novelis, Inc., 8.75%, 12/15/2020		265,000	283,219
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		15,000	15,225
Polymer Group, Inc., 7.75%, 2/1/2019		58,000	60,030
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	191,000
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		405,000	403,164

			5,417,570
Telecommunication Services 2.7%
B Communications Ltd., 144A, 7.375%, 2/15/2021		15,000	15,956
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		400,000	420,544
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		5,000	5,158
Series W, 6.75%, 12/1/2023		10,000	10,725
Cincinnati Bell, Inc., 8.375%, 10/15/2020		235,000	247,925
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		42,000	43,264
Digicel Ltd., 144A, 8.25%, 9/1/2017		195,000	198,666
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	112,200
8.5%, 4/15/2020		55,000	61,050
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		30,000	28,650
7.5%, 4/1/2021		270,000	288,225
Level 3 Communications, Inc., 8.875%, 6/1/2019		80,000	85,400
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		10,000	10,300
7.0%, 6/1/2020		100,000	105,375
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		175,000	179,813
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	190,500
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,225
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	24,250
144A, 9.0%, 11/15/2018		30,000	34,650
Sprint Corp., 144A, 7.125%, 6/15/2024		15,000	15,113
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		5,000	5,025
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	243,752
tw telecom holdings, Inc.:
5.375%, 10/1/2022		15,000	16,125
5.375%, 10/1/2022		5,000	5,375
6.375%, 9/1/2023		15,000	16,800
Windstream Corp.:
6.375%, 8/1/2023		15,000	14,475
7.5%, 4/1/2023		5,000	5,125
7.75%, 10/15/2020		325,000	342,062
7.75%, 10/1/2021		40,000	42,600

			2,784,328
Utilities 0.8%
AES Corp., 8.0%, 10/15/2017		3,000	3,368
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		200,000	209,750
GNL Quintero SA, 144A, 4.634%, 7/31/2029		200,000	199,271
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	262,180
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	110,750
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		45,000	45,112

			830,431

Total Corporate Bonds (Cost $31,540,395)			31,571,554
Mortgage-Backed Securities Pass-Throughs 9.4%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		720,013	761,273
5.5%, with various maturities from 10/1/2023 until 6/1/2035		1,778,604	1,989,454
6.5%, 3/1/2026		269,873	302,747
Federal National Mortgage Association:
2.25% *, 9/1/2038		49,162	52,696
4.0%, 1/1/2042 (c)		1,600,000	1,686,125
5.0%, with various maturities from 10/1/2033 until 8/1/2040		1,542,856	1,709,090
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,739,111	1,946,753
6.0%, with various maturities from 4/1/2024 until 3/1/2025		500,105	564,493
6.5%, with various maturities from 3/1/2017 until 12/1/2037		553,133	621,061

Total Mortgage-Backed Securities Pass-Throughs (Cost $9,235,476)			9,633,692
Asset-Backed 2.1%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,680,575	1,734,744
Miscellaneous 0.4%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		373,152	368,493

Total Asset-Backed (Cost $2,146,656)			2,103,237
Commercial Mortgage-Backed Securities 3.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.622% *, 4/10/2049		20,257	20,247
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.154% *, 3/15/2018		125,000	125,350
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		230,000	235,770
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,043,198
"F", Series 2007-LD11, 5.786% *, 6/15/2049		650,000	78,975
"G", Series 2007-LD11, 144A, 5.786% *, 6/15/2049		415,048	38,433
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,237,264	1,310,958
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.835% *, 6/12/2050		868,342	920,167
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.933% *, 6/15/2049		770,000	97,482

Total Commercial Mortgage-Backed Securities (Cost $5,296,917)			3,870,580
Collateralized Mortgage Obligations 5.8%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		366,952	340,203
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		119,194	79,669
Federal Home Loan Mortgage Corp.:
"ZG", Series 4213, 3.5%, 6/15/2043		1,341,601	1,300,714
"PE", Series 2898, 5.0%, 5/15/2033		4,692	4,694
"JS", Series 3572, Interest Only, 6.646% **, 9/15/2039		659,244	100,031
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033		58,372	59,096
"SI", Series 2007-23, Interest Only, 6.616% **, 3/25/2037		261,739	35,087
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN2, 3.755% *, 4/25/2024		500,000	485,542
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	601,226
"HX", Series 2012-91, 3.0%, 9/20/2040		398,681	411,730
"KZ", Series 2014-102, 3.5%, 7/16/2044		1,852,981	1,738,536
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,454,844	184,699
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,135,243	288,983
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		682,027	22,376
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		175,475	30,430
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		348,022	63,214
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		146,141	27,653
"AI", Series 2007-38, Interest Only, 6.306% **, 6/16/2037		89,972	13,708
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		105,722	110,594
"8A1", Series 2004-3, 7.0%, 4/25/2034		9,043	9,331

Total Collateralized Mortgage Obligations (Cost $5,968,336)			5,907,516
Government & Agency Obligations 33.3%
Other Government Related (d) 0.9%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		500,000	510,000
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	198,500
TMK OAO, 144A, 6.75%, 4/3/2020		250,000	223,750

			932,250
Sovereign Bonds 4.2%
Republic of Belarus, REG S, 8.75%, 8/3/2015		500,000	510,100
Republic of Costa Rica, 144A, 4.25%, 1/26/2023		200,000	184,500
Republic of Croatia, 144A, 6.75%, 11/5/2019		640,000	705,600
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	100,000
144A, 7.65%, 6/15/2035		200,000	212,500
REG S, 8.25%, 4/10/2032		40,000	46,100
Republic of Hungary:
4.0%, 3/25/2019		200,000	204,000
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	52,864
Republic of Paraguay, 144A, 6.1%, 8/11/2044		100,000	105,500
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,422,000	1,181,442
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	217,250
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	550,000	49,550
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	203,000
Republic of Turkey:
5.625%, 3/30/2021		250,000	265,625
7.1%, 3/8/2023	TRY	200,000	74,674
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	1,300,000	96,142
Series M 20, 8.5%, 5/31/2029	MXN	650,000	57,043

			4,265,890
U.S. Government Sponsored Agencies 2.4%
Federal National Mortgage Association, 2.625%, 9/6/2024		1,255,000	1,235,931
Tennessee Valley Authority, 2.875%, 9/15/2024		1,256,000	1,246,565

			2,482,496
U.S. Treasury Obligations 25.8%
U.S. Treasury Bills:
0.035% ***, 2/12/2015 (e)		623,000	622,954
0.055% ***, 12/11/2014 (e)		151,000	150,995
U.S. Treasury Bonds:
3.375%, 5/15/2044		364,000	375,830
3.625%, 2/15/2044		351,000	379,299
U.S. Treasury Notes:
0.375%, 4/30/2016		1,000,000	999,609
1.0%, 8/31/2016 (f)		12,650,000	12,752,781
1.0%, 9/30/2016		1,000,000	1,007,500
1.625%, 4/30/2019		6,900,000	6,874,125
1.625%, 6/30/2019		426,000	423,737
2.375%, 8/15/2024		1,536,000	1,518,241
2.5%, 5/15/2024		1,238,000	1,238,774

			26,343,845

Total Government & Agency Obligations (Cost $34,075,479)			34,024,481
Municipal Bonds and Notes 4.1%
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	716,780
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,343,606	1,396,248
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		165,000	165,318
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	587,896
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	994,970
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	313,774

Total Municipal Bonds and Notes (Cost $3,953,798)			4,174,986

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $27,480)		28	28,166
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.08% (g) (h) (Cost $2,611,585)		2,611,585	2,611,585
Cash Equivalents 10.9%
Central Cash Management Fund, 0.05% (g) (Cost $11,162,445)		11,162,445	11,162,445

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $106,018,567) †		102.9	105,088,242
Other Assets and Liabilities, Net		(2.9)	(2,975,790)

Net Assets		100.0	102,112,452

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

**	These securities are shown at their current rate as of September 30, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $106,018,567.  At September 30, 2014, net unrealized depreciation for all securities based on tax cost was $930,325.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,426,157 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,356,482.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $2,519,349, which is 2.5% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2014, this security has been pledged, in whole or in part, as collateral for open centrally cleared swaps.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	12/15/2014	21	2,221,100	34,280
10 Year U.S. Treasury Note	USD	12/19/2014	217	27,047,016	(13,609)
Euro-BUXL 30 Year Bond	EUR	12/8/2014	2	359,717	4,746
Ultra Long U.S. Treasury Bond	USD	12/19/2014	13	1,982,500	(25,009)
Total net unrealized appreciation					408

At September 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	12/31/2014	43	5,085,086	13,017
Euro-BOBL	EUR	12/8/2014	9	1,454,125	(1,948)
Euro-OAT French Government Bond	EUR	12/8/2014	11	1,997,199	(21,503)
U.S. Treasury Long Bond	USD	12/19/2014	39	5,378,344	31,895
Total net unrealized appreciation					21,461

At September 30, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options 0.0%
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	2,000,000	1	5/5/2016	22,450	(13,338)

Put Options
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	2,000,000	1	5/5/2016	22,450	(24,438)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	1,800,000	1	8/6/2015	16,830	(17,788)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	1,800,000	2	6/3/2015	19,260	(20,224)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	2,000,000	3	9/28/2015	41,846	(42,423)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	1,800,000	1	3/4/2015	18,900	(25,982)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,000,000	4	10/22/2014	25,400	(4,107)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	1,800,000	2	1/30/2015	22,230	(26,232)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	2,000,000	5	1/26/2015	20,175	(32,034)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,000,000	2	10/17/2014	27,600	(6,922)

Total Put Options	214,691	(200,150)

Total	237,141	(213,488)

(i)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2014 was $23,653.

At September 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2024	4,600,000	Fixed — 3.524%	Floating — LIBOR	(319,982)	(319,540)
5/11/2015 5/11/2045	2,000,000	Fixed — 3.56%	Floating — LIBOR	(100,901)	(99,777)
12/30/2014 12/30/2016	8,700,000	Fixed — 1.173%	Floating — LIBOR	(23,558)	(24,373)
12/30/2014 12/30/2019	2,000,000	Floating — LIBOR	Fixed — 2.522%	41,182	42,816
12/30/2014 12/30/2044	4,000,000	Floating — LIBOR	Fixed — 4.081%	656,620	661,542
12/30/2014 12/30/2034	4,800,000	Floating — LIBOR	Fixed — 4.01%	624,220	657,276

Total net unrealized appreciation	917,944

At September 30, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	15,000	6	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	1,872	1,064	808
9/20/2012 12/20/2017	50,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	6,333	2,394	3,939

Total unrealized appreciation	4,747

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties
1	Nomura International PLC
2	BNP Paribas
3	Morgan Stanley
4	Citigroup, Inc.
5	Barclays Bank PLC
6	Credit Suisse
7	UBS AG
LIBOR: London Interbank Offered Rate

As of September 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	1,100,000	USD	1,004,130	10/14/2014	42,042	Societe Generale
EUR	996,500	USD	1,348,022	10/17/2014	89,246	Citigroup, Inc.
SGD	2,813,990	USD	2,267,019	10/17/2014	61,199	Citigroup, Inc.
NZD	1,692,500	USD	1,458,735	10/17/2014	139,867	Australia & New Zealand Banking Group Ltd.
SGD	1,749,000	USD	1,378,337	10/17/2014	7,338	Barclays Bank PLC
MXN	800,000	USD	60,779	10/21/2014	1,306	JPMorgan Chase Securities, Inc.
MXN	800,000	USD	61,347	10/21/2014	1,874	Commonwealth Bank of Australia
ZAR	560,000	USD	52,304	10/21/2014	2,852	UBS AG
MXN	13,400,000	USD	1,004,604	10/31/2014	9,099	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					354,823

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,018,622	AUD	1,100,000	10/14/2014	(56,534)	Barclays Bank PLC
USD	1,812,036	CAD	2,000,000	10/14/2014	(26,896)	Australia & New Zealand Banking Group Ltd.
USD	1,010,022	JPY	110,000,000	10/14/2014	(6,955)	Societe Generale
USD	2,247,177	SGD	2,813,990	10/17/2014	(41,357)	Societe Generale
USD	1,291,409	EUR	996,500	10/17/2014	(32,633)	UBS AG
USD	1,362,970	NZD	1,692,500	10/17/2014	(44,102)	Morgan Stanley
USD	60,560	MXN	800,000	10/21/2014	(1,087)	JPMorgan Chase Securities, Inc.
USD	52,095	ZAR	560,000	10/21/2014	(2,643)	Societe Generale
USD	60,726	MXN	800,000	10/21/2014	(1,253)	Commonwealth Bank of Australia
USD	1,017,153	MXN	13,400,000	10/31/2014	(21,648)	Commonwealth Bank of Australia
USD	1,014,561	MXN	13,400,000	11/10/2014	(19,711)	UBS AG
USD	1,015,907	ZAR	11,200,000	11/12/2014	(30,324)	UBS AG
Total unrealized depreciation					(285,143)

Currency Abbreviations

AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
HUF	Hungarian Forint	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(l)
Corporate Bonds	$—	$31,571,554	$—	$31,571,554
Mortgage-Backed Securities Pass-Throughs	—	9,633,692	—	9,633,692
Asset-Backed	—	2,103,237	—	2,103,237
Commercial Mortgage-Backed Securities	—	3,870,580	—	3,870,580
Collateralized Mortgage Obligations	—	5,907,516	—	5,907,516
Government & Agency Obligations	—	34,024,481	—	34,024,481
Municipal Bonds and Notes	—	4,174,986	—	4,174,986
Preferred Stock	—	28,166	—	28,166
Short-Term Investments(l)	13,774,030	—	—	13,774,030
Derivatives(m)
Futures Contracts	83,938	—	—	83,938
Credit Default Swap Contracts	—	4,747	—	4,747
Interest Rate Swap Contracts	—	1,361,634	—	1,361,634
Forward Foreign Currency Exchange Contracts	—	354,823	—	354,823
Total	$13,857,968	$93,035,416	$—	$106,893,384
Liabilities
Derivatives(m)
Written Options	$—	$(213,488)	$—	$(213,488)
Futures Contracts	(62,069)	—	—	(62,069)
Interest Rate Swap Contracts	—	(443,690)	—	(443,690)
Forward Foreign Currency Exchange Contracts	—	(285,143)	—	(285,143)
Total	$(62,069)	$(942,321)	$—	$(1,004,390)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$4,747	$—	$—
Foreign Exchange Contracts	$—	$—	$69,680	$—
Interest Rate Contracts	$21,869	$917,944	$—	$23,653

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Capital Growth VIP
(formerly DWS Capital Growth VIP)
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 18.9%
Auto Components 0.7%
BorgWarner, Inc.	117,120	6,161,683
Hotels, Restaurants & Leisure 3.4%
Brinker International, Inc.	166,287	8,445,717
Las Vegas Sands Corp. (a)	127,764	7,948,198
Norwegian Cruise Line Holdings Ltd.* (a)	68,827	2,479,148
Starwood Hotels & Resorts Worldwide, Inc.	121,427	10,103,941

		28,977,004
Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	45,204	14,575,578
Expedia, Inc. (a)	52,877	4,633,082

		19,208,660
Media 3.1%
Twenty-First Century Fox, Inc. "A" (a)	398,816	13,675,401
Walt Disney Co. (a)	146,096	13,006,927

		26,682,328
Specialty Retail 5.1%
Dick's Sporting Goods, Inc.	167,523	7,350,909
GNC Holdings, Inc. "A"	85,757	3,322,226
Home Depot, Inc.	226,738	20,800,944
L Brands, Inc.	185,227	12,406,505

		43,880,584
Textiles, Apparel & Luxury Goods 4.3%
NIKE, Inc. "B"	251,987	22,477,241
VF Corp.	208,538	13,769,764

		36,247,005
Consumer Staples 10.2%
Beverages 2.2%
PepsiCo, Inc.	205,911	19,168,255
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	115,607	14,487,869
Whole Foods Market, Inc. (a)	225,396	8,589,842

		23,077,711
Food Products 4.0%
Mead Johnson Nutrition Co.	129,102	12,422,195
Mondelez International, Inc. "A"	307,496	10,536,350
The WhiteWave Foods Co.*	308,970	11,224,880

		34,183,425
Personal Products 1.3%
Estee Lauder Companies, Inc. "A"	146,739	10,964,338
Energy 5.1%
Energy Equipment & Services 2.0%
Halliburton Co.	269,129	17,361,512
Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc.	86,172	8,532,751
Noble Energy, Inc. (a)	93,085	6,363,291
Pioneer Natural Resources Co.	56,406	11,110,290

		26,006,332
Financials 5.9%
Capital Markets 2.8%
Affiliated Managers Group, Inc.*	51,089	10,236,192
Ameriprise Financial, Inc.	58,231	7,184,541
The Charles Schwab Corp.	212,255	6,238,174

		23,658,907
Consumer Finance 1.4%
Discover Financial Services	180,657	11,632,504
Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	36,538	7,126,737
Real Estate Investment Trusts 0.9%
Crown Castle International Corp. (REIT)	92,328	7,435,174
Health Care 15.5%
Biotechnology 7.1%
Celgene Corp.* (a)	193,151	18,306,852
Cepheid, Inc.* (a)	136,457	6,008,202
Gilead Sciences, Inc.* (a)	173,772	18,498,029
Medivation, Inc.*	99,572	9,844,684
NPS Pharmaceuticals, Inc.* (a)	299,696	7,792,096

		60,449,863
Health Care Equipment & Supplies 2.2%
CareFusion Corp.*	267,999	12,126,955
St. Jude Medical, Inc.	114,658	6,894,385

		19,021,340
Health Care Providers & Services 2.8%
Express Scripts Holding Co.*	199,051	14,058,972
McKesson Corp.	51,618	10,048,476

		24,107,448
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	101,954	12,407,802
Pharmaceuticals 1.9%
Allergan, Inc.	32,203	5,738,253
Bristol-Myers Squibb Co.	115,760	5,924,597
Shire PLC (ADR)	17,407	4,509,283

		16,172,133
Industrials 11.2%
Aerospace & Defense 2.3%
Boeing Co. (a)	98,411	12,535,593
TransDigm Group, Inc. (a)	39,210	7,227,580

		19,763,173
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	49,779	5,802,240
Electrical Equipment 1.4%
AMETEK, Inc.	239,673	12,033,981
Industrial Conglomerates 1.8%
General Electric Co.	181,930	4,661,046
Roper Industries, Inc.	71,554	10,467,635

		15,128,681
Machinery 3.6%
Dover Corp.	99,969	8,030,510
Pall Corp.	35,624	2,981,729
Parker-Hannifin Corp.	121,304	13,846,851
SPX Corp.	63,486	5,963,240

		30,822,330
Road & Rail 1.4%
Norfolk Southern Corp. (a)	110,246	12,303,454
Information Technology 26.5%
Communications Equipment 1.4%
Palo Alto Networks, Inc.*	80,011	7,849,079
QUALCOMM, Inc.	59,738	4,466,610

		12,315,689
Internet Software & Services 6.7%
Alibaba Group Holding Ltd. (ADR)*	13,062	1,160,559
Facebook, Inc. "A"*	195,164	15,425,762
Google, Inc. "A"*	30,152	17,741,738
Google, Inc. "C"*	30,302	17,495,163
LinkedIn Corp. "A"* (a)	26,730	5,554,227

		57,377,449
IT Services 3.0%
Cognizant Technology Solutions Corp. "A"*	145,617	6,519,273
Visa, Inc. "A" (a)	87,903	18,755,863

		25,275,136
Semiconductors & Semiconductor Equipment 2.0%
Avago Technologies Ltd.	76,978	6,697,086
Intel Corp.	98,541	3,431,198
NXP Semiconductor NV*	98,689	6,753,288

		16,881,572
Software 7.2%
Intuit, Inc.	77,195	6,766,142
Microsoft Corp.	445,386	20,648,095
Oracle Corp.	374,655	14,341,793
salesforce.com, Inc.* (a)	141,371	8,133,074
VMware, Inc. "A"* (a)	121,789	11,428,680

		61,317,784
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	446,212	44,955,859
Western Digital Corp.	84,391	8,212,932

		53,168,791
Materials 4.7%
Chemicals 3.9%
Dow Chemical Co.	177,787	9,323,150
Ecolab, Inc.	115,854	13,303,515
LyondellBasell Industries NV "A"	98,735	10,728,545

		33,355,210
Containers & Packaging 0.8%
Ball Corp. (a)	110,113	6,966,850
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	52,724	2,542,878

Total Common Stocks (Cost $524,341,006)		838,985,963

	Principal Amount ($)	Value ($)
Convertible Bonds 0.7%
Information Technology
Twitter, Inc., 144A, 0.25%, 9/15/2019	2,098,000	2,045,550
Workday, Inc., 1.5%, 7/15/2020	3,382,000	4,170,428

Total Convertible Bonds (Cost $6,129,861)		6,215,978

	Shares	Value ($)

Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $119,828,772)	119,828,772	119,828,772
Cash Equivalents 1.1%
Central Cash Management Fund, 0.05% (b) (Cost $9,655,658)	9,655,658	9,655,658

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $659,955,297) †	114.2	974,686,371
Other Assets and Liabilities, Net	(14.2)	(121,379,931)

Net Assets	100.0	853,306,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $660,839,390.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $313,846,981.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $318,128,565 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,281,584.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $117,197,903, which is 13.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$838,985,963	$—	$—	$838,985,963
Convertible Bonds	—	6,215,978	—	6,215,978
Short-Term Investments (d)	129,484,430	—	—	129,484,430

Total	$968,470,393	$6,215,978	$—	$974,686,371

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Core Equity VIP
(formerly DWS Core Equity VIP)
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 13.1%
Auto Components 1.0%
BorgWarner, Inc.	40,596	2,135,756
Hotels, Restaurants & Leisure 1.5%
Las Vegas Sands Corp.	17,367	1,080,401
Starwood Hotels & Resorts Worldwide, Inc.	25,570	2,127,680

		3,208,081
Internet & Catalog Retail 1.6%
Amazon.com, Inc.*	7,029	2,266,431
Expedia, Inc. (a)	13,780	1,207,403

		3,473,834
Media 1.6%
Twenty-First Century Fox, Inc. "A" (a)	52,285	1,792,853
Walt Disney Co. (a)	20,816	1,853,248

		3,646,101
Multiline Retail 0.7%
Macy's, Inc.	27,054	1,574,002
Specialty Retail 3.8%
Dick's Sporting Goods, Inc.	37,518	1,646,290
Home Depot, Inc.	39,394	3,614,005
L Brands, Inc.	45,152	3,024,281

		8,284,576
Textiles, Apparel & Luxury Goods 2.9%
NIKE, Inc. "B"	51,700	4,611,640
VF Corp.	27,884	1,841,180

		6,452,820
Consumer Staples 8.9%
Beverages 1.4%
PepsiCo, Inc.	34,003	3,165,339
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	20,252	2,537,981
Kroger Co.	29,107	1,513,564
Whole Foods Market, Inc. (a)	37,463	1,427,715

		5,479,260
Food Products 3.1%
ConAgra Foods, Inc.	50,019	1,652,628
Mead Johnson Nutrition Co.	29,852	2,872,359
The WhiteWave Foods Co.*	62,175	2,258,818

		6,783,805
Household Products 0.8%
Procter & Gamble Co.	20,182	1,690,041
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	32,175	2,404,116
Energy 9.7%
Energy Equipment & Services 2.6%
Halliburton Co.	62,290	4,018,328
Schlumberger Ltd.	15,862	1,613,007

		5,631,335
Oil, Gas & Consumable Fuels 7.1%
Anadarko Petroleum Corp.	33,041	3,351,679
Antero Resources Corp.* (a)	19,166	1,052,022
Chevron Corp.	41,025	4,895,103
EOG Resources, Inc.	26,706	2,644,428
Occidental Petroleum Corp.	16,962	1,630,896
Pioneer Natural Resources Co.	10,314	2,031,549

		15,605,677
Financials 15.8%
Banks 6.2%
Citigroup, Inc.	114,265	5,921,212
JPMorgan Chase & Co.	72,756	4,382,822
Regions Financial Corp.	332,379	3,337,085

		13,641,119
Capital Markets 3.8%
Affiliated Managers Group, Inc.*	18,653	3,737,315
Ameriprise Financial, Inc.	19,273	2,377,903
The Charles Schwab Corp. (a)	79,476	2,335,799

		8,451,017
Consumer Finance 2.1%
Discover Financial Services	72,450	4,665,056
Diversified Financial Services 0.6%
Intercontinental Exchange, Inc.	7,005	1,366,325
Insurance 1.9%
Prudential Financial, Inc.	46,989	4,132,213
Real Estate Investment Trusts 1.2%
Extra Space Storage, Inc. (REIT)	49,465	2,550,910
Health Care 15.5%
Biotechnology 4.9%
Celgene Corp.* (a)	42,008	3,981,518
Gilead Sciences, Inc.*	29,963	3,189,562
Medivation, Inc.*	19,414	1,919,462
NPS Pharmaceuticals, Inc.* (a)	64,972	1,689,272

		10,779,814
Health Care Equipment & Supplies 1.1%
CareFusion Corp.*	55,357	2,504,904
Health Care Providers & Services 2.3%
Express Scripts Holding Co.*	42,875	3,028,261
McKesson Corp.	10,680	2,079,076

		5,107,337
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	34,148	4,155,811
Pharmaceuticals 5.3%
Allergan, Inc.	14,317	2,551,146
Bristol-Myers Squibb Co.	19,776	1,012,136
Merck & Co., Inc.	66,336	3,932,398
Pfizer, Inc.	97,789	2,891,621
Shire PLC (ADR)	4,524	1,171,942

		11,559,243
Industrials 10.6%
Aerospace & Defense 2.2%
Boeing Co.	23,907	3,045,273
TransDigm Group, Inc.	10,269	1,892,885

		4,938,158
Electrical Equipment 1.9%
AMETEK, Inc.	61,326	3,079,178
Regal-Beloit Corp.	15,526	997,546

		4,076,724
Industrial Conglomerates 3.0%
General Electric Co.	142,193	3,642,985
Roper Industries, Inc.	20,380	2,981,390

		6,624,375
Machinery 2.0%
Parker-Hannifin Corp.	20,236	2,309,940
SPX Corp.	22,226	2,087,688

		4,397,628
Road & Rail 1.5%
Norfolk Southern Corp.	30,188	3,368,981
Information Technology 19.3%
Communications Equipment 1.2%
CommScope Holding Co., Inc.*	52,125	1,246,309
Palo Alto Networks, Inc.*	8,532	836,989
QUALCOMM, Inc.	8,054	602,198

		2,685,496
Internet Software & Services 4.1%
Alibaba Group Holding Ltd. (ADR)*	3,381	300,402
Facebook, Inc. "A"*	35,843	2,833,031
Google, Inc. "A"*	5,073	2,985,004
Google, Inc. "C"*	5,093	2,940,494

		9,058,931
IT Services 2.0%
Cognizant Technology Solutions Corp. "A"*	23,781	1,064,675
Visa, Inc. "A" (a)	15,232	3,250,052

		4,314,727
Semiconductors & Semiconductor Equipment 2.6%
Avago Technologies Ltd.	14,940	1,299,780
Intel Corp.	87,952	3,062,489
NXP Semiconductor NV*	20,340	1,391,866

		5,754,135
Software 5.5%
Intuit, Inc.	17,383	1,523,620
Microsoft Corp.	71,533	3,316,270
Oracle Corp.	69,325	2,653,761
Salesforce.com, Inc.* (a)	16,996	977,780
Solera Holdings, Inc.	21,619	1,218,447
VMware, Inc. "A"* (a)	26,883	2,522,700

		12,212,578
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	66,503	6,700,177
Western Digital Corp.	18,693	1,819,203

		8,519,380
Materials 4.2%
Chemicals 3.2%
Dow Chemical Co.	27,970	1,466,747
Ecolab, Inc.	30,146	3,461,665
LyondellBasell Industries NV "A"	19,364	2,104,092

		7,032,504
Containers & Packaging 1.0%
Sealed Air Corp.	61,257	2,136,644
Telecommunication Services 0.4%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	32,115	927,160
Utilities 1.5%
Electric Utilities 0.5%
NextEra Energy, Inc. (a)	11,555	1,084,783
Water Utilities 1.0%
American Water Works Co., Inc.	43,652	2,105,336

Total Common Stocks (Cost $180,881,275)		217,686,032

	Principal Amount ($)	Value ($)

Convertible Bonds 0.3%
Health Care 0.1%
Cepheid, Inc., 144A, 1.25%, 2/1/2021	184,000	181,125
Information Technology 0.2%
Twitter, Inc., 144A, 0.25%, 9/15/2019	544,000	530,400

Total Convertible Bonds (Cost $728,000)		711,525

	Shares	Value ($)

Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $20,371,167)	20,371,167	20,371,167
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (b) (Cost $1,606,196)	1,606,196	1,606,196

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,586,638) †	109.3	240,374,920
Other Assets and Liabilities, Net	(9.3)	(20,489,558)

Net Assets	100.0	219,885,362

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $203,766,425.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $36,608,495.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,198,707 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,590,212.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $19,936,195, which is 9.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$217,686,032	$—	$—	$217,686,032
Convertible Bond s	—	711,525	—	711,525
Short-Term Investments(d)	21,977,363	—	—	21,977,363
Total	$239,663,395	$711,525	$—	$240,374,920

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Small Cap VIP
(formerly DWS Global Small Cap Growth VIP)
	Shares	Value ($)
Common Stocks 95.2%
Australia 0.4%
Austal Ltd.* (Cost $696,239)	541,414	615,127
Bermuda 1.0%
Lazard Ltd. "A" (a) (Cost $704,031)	28,744	1,457,321
Canada 2.5%
Quebecor, Inc. "B"	68,168	1,712,798
SunOpta, Inc.*	151,101	1,823,789

(Cost $2,753,220)		3,536,587
China 1.1%
Minth Group Ltd. (Cost $284,766)	811,383	1,567,683
Cyprus 0.8%
Prosafe SE (Cost $1,555,025)	207,592	1,213,100
Finland 0.5%
Cramo Oyj (Cost $1,168,046)	53,392	754,615
France 1.9%
Flamel Technologies SA (ADR)*	117,964	1,688,065
JC Decaux SA (b)	33,667	1,062,391

(Cost $1,716,165)		2,750,456
Germany 4.8%
M.A.X. Automation AG	160,960	936,151
Patrizia Immobilien AG	76,198	1,020,141
Rational AG	3,657	1,087,579
United Internet AG (Registered)	61,105	2,598,453
Vib Vermoegen AG	65,560	1,191,800

(Cost $3,217,130)		6,834,124
Hong Kong 4.6%
Hong Kong Television Network Ltd.*	663,900	197,362
K Wah International Holdings Ltd.	2,729,909	1,524,084
Playmates Toys Ltd.	3,094,492	709,613
REXLot Holdings Ltd.	16,635,323	1,694,333
Sun Hung Kai & Co., Ltd. (b)	1,436,654	1,028,300
Techtronic Industries Co., Ltd.	501,140	1,447,097

(Cost $4,815,061)		6,600,789
Indonesia 0.8%
PT Arwana Citramulia Tbk (Cost $1,006,872)	14,521,519	1,184,263
Ireland 3.0%
C&C Group PLC	152,623	809,196
Paddy Power PLC	21,457	1,549,606
Ryanair Holdings PLC*	202,146	1,910,575

(Cost $977,190)		4,269,377
Italy 0.7%
Prysmian SpA (Cost $1,072,826)	55,487	1,024,099
Japan 7.2%
Ai Holdings Corp.	70,964	1,437,046
Avex Group Holdings, Inc.	72,313	1,099,194
Kusuri No Aoki Co., Ltd.	46,910	2,011,210
MISUMI Group, Inc.	27,828	841,202
Nippon Seiki Co., Ltd.	102,649	2,332,045
United Arrows Ltd.	28,219	1,044,183
Universal Entertainment Corp. (b)	49,078	805,644
UT Holdings Co., Ltd.	137,600	722,421

(Cost $7,258,115)		10,292,945
Malaysia 1.5%
Hartalega Holdings Bhd.	548,989	1,184,363
Tune Ins Holdings Bhd.	1,359,962	937,002

(Cost $1,367,757)		2,121,365
Netherlands 3.4%
Brunel International NV	57,378	1,308,160
Constellium NV "A"* (c)	91,152	2,243,251
SBM Offshore NV* (b)	94,123	1,357,405

(Cost $4,465,903)		4,908,816
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $903,207)	37,637	1,154,703
Philippines 1.0%
Alliance Global Group, Inc. (Cost $786,983)	2,396,749	1,386,992
Singapore 1.8%
Lian Beng Group Ltd.	3,120,621	1,663,800
UE E&C Ltd.	875,904	879,139

(Cost $1,803,237)		2,542,939
Switzerland 1.1%
Dufry AG (Registered)* (Cost $1,154,175)	9,898	1,509,531
Taiwan 0.7%
Kinpo Electronics, Inc.* (Cost $821,502)	2,042,529	968,528
Thailand 0.5%
Malee Sampran PCL (Foreign Registered) (Cost $1,132,482)	676,472	777,134
United Kingdom 12.4%
Arrow Global Group PLC	363,026	1,559,453
Babcock International Group PLC	127,123	2,239,149
Clinigen Healthcare Ltd.	102,427	762,920
Crest Nicholson Holdings PLC	238,220	1,252,490
Domino's Pizza Group PLC	94,503	866,593
Hargreaves Lansdown PLC	68,051	1,036,167
HellermannTyton Group PLC	237,370	1,191,315
Howden Joinery Group PLC	217,474	1,189,064
IG Group Holdings PLC	109,476	1,054,277
Jardine Lloyd Thompson Group PLC	53,491	843,338
John Wood Group PLC	79,643	974,271
Monitise PLC* (b)	764,288	374,711
Nanoco Group PLC*	375,044	912,672
Polypipe Group PLC	306,543	1,222,468
Rotork PLC	28,212	1,260,967
Spirax-Sarco Engineering PLC	21,443	976,162

(Cost $12,818,745)		17,716,017
United States 42.7%
Advance Auto Parts, Inc.	10,602	1,381,441
Affiliated Managers Group, Inc.*	7,434	1,489,476
Altra Industrial Motion Corp.	29,532	861,153
BE Aerospace, Inc.*	12,509	1,050,005
Cancer Genetics, Inc.*	50,318	452,862
Cardtronics, Inc.*	30,821	1,084,899
Casey's General Stores, Inc.	10,390	744,963
Chart Industries, Inc.* (b)	12,060	737,228
Cognex Corp.*	21,792	877,564
CONMED Corp.	21,163	779,645
DigitalGlobe, Inc.*	24,845	708,083
Dresser-Rand Group, Inc.*	11,917	980,292
Encore Capital Group, Inc.*	33,098	1,466,572
Fox Factory Holding Corp.*	78,639	1,218,905
Furiex Pharmaceuticals, Inc.*	10,679	104,334
Gentherm, Inc.*	31,720	1,339,536
Hain Celestial Group, Inc.*	9,527	975,088
Harris Corp.	17,120	1,136,768
HeartWare International, Inc.*	12,111	940,177
Jack in the Box, Inc.	17,646	1,203,281
Jarden Corp.*	19,627	1,179,779
Kindred Healthcare, Inc.	54,736	1,061,878
Leucadia National Corp.	48,574	1,158,004
Manitowoc Co., Inc.	47,980	1,125,131
Middleby Corp.*	18,403	1,621,856
Molina Healthcare, Inc.* (b)	34,729	1,469,037
NOW, Inc.* (b)	23,583	717,159
Oasis Petroleum, Inc.*	17,621	736,734
Oil States International, Inc.*	16,450	1,018,255
Pacira Pharmaceuticals, Inc.*	9,772	947,102
PAREXEL International Corp.*	22,290	1,406,276
Primoris Services Corp.	47,248	1,268,136
Providence Service Corp.*	43,257	2,092,774
PTC Therapeutics, Inc.*	21,694	954,753
PTC, Inc.*	26,897	992,499
Retrophin, Inc.*	3,980	35,900
Roadrunner Transportation Systems, Inc.*	37,336	850,887
Sinclair Broadcast Group, Inc. "A"	44,647	1,164,840
Sunesis Pharmaceuticals, Inc.*	26,913	192,159
Sunshine Heart, Inc.*	129,438	730,030
Synta Pharmaceuticals Corp.*	16,363	49,253
Tenneco, Inc.*	26,716	1,397,514
The WhiteWave Foods Co.*	36,963	1,342,866
Thoratec Corp.*	46,191	1,234,685
TiVo, Inc.*	78,441	1,003,653
TriNet Group, Inc.*	45,469	1,170,827
TriState Capital Holdings, Inc.*	66,710	605,060
Ultra Clean Holdings, Inc.*	85,996	769,664
United Rentals, Inc.*	17,561	1,951,027
Urban Outfitters, Inc.*	35,603	1,306,630
VeriFone Systems, Inc.*	42,654	1,466,445
WABCO Holdings, Inc.*	15,785	1,435,646
Waddell & Reed Financial, Inc. "A"	29,215	1,510,124
WageWorks, Inc.*	25,051	1,140,572
Zeltiq Aesthetics, Inc.*	121,989	2,760,611
Zions Bancorp.	39,320	1,142,639
Zoe's Kitchen, Inc.*	23,563	724,798

(Cost $43,228,396)		61,267,475

Total Common Stocks (Cost $95,707,073)		136,453,986
Warrants 0.2%
Malaysia 0.1%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	60,761
United States 0.1%
Sunesis Pharmaceuticals, Inc., Series A, Expiration Date 3/31/2016*	26,913	79,393
Sunesis Pharmaceuticals, Inc., Series B, Expiration Date 3/31/2016*	26,913	69,974

(Cost $73,473)		149,367

Total Warrants (Cost $73,473)		210,128
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $7,484,983)	7,484,983	7,484,983
Cash Equivalents 3.5%
Central Cash Management Fund, 0.05% (d) (Cost $5,064,757)	5,064,757	5,064,757

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $108,330,286) †	104.1	149,213,854
Other Assets and Liabilities, Net	(4.1)	(5,835,888)

Net Assets	100.0	143,377,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $109,662,272.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $39,551,582.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,098,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,546,969.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $7,020,637, which is 4.9% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2014 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Consumer Discretionary	30,056,858	22.1%
Industrials	29,856,857	21.8%
Financials	21,808,320	16.0%
Health Care	19,056,952	13.9%
Information Technology	13,143,027	9.6%
Consumer Staples	9,571,825	7.0%
Energy	6,997,216	5.1%
Materials	4,951,598	3.6%
Telecommunication Services	1,221,461	0.9%
Total	136,664,114	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants
Australia	$—	$615,127	$—	$615,127
Bermuda	1,457,321	—	—	1,457,321
Canada	3,536,587	—	—	3,536,587
China	—	1,567,683	—	1,567,683
Cyprus	—	1,213,100	—	1,213,100
Finland	—	754,615	—	754,615
France	1,688,065	1,062,391	—	2,750,456
Germany	—	6,834,124	—	6,834,124
Hong Kong	—	6,600,789	—	6,600,789
Indonesia	—	1,184,263	—	1,184,263
Ireland	—	4,269,377	—	4,269,377
Italy	—	1,024,099	—	1,024,099
Japan	—	10,292,945	—	10,292,945
Malaysia	—	2,182,126	—	2,182,126
Netherlands	2,243,251	2,665,565	—	4,908,816
Panama	1,154,703	—	—	1,154,703
Philippines	—	1,386,992	—	1,386,992
Singapore	—	2,542,939	—	2,542,939
Switzerland	—	1,509,531	—	1,509,531
Taiwan	—	968,528	—	968,528
Thailand	—	777,134	—	777,134
United Kingdom	—	17,716,017	—	17,716,017
United States	61,312,508	—	104,334	61,416,842
Short-Term Investments (f)	12,549,740	—	—	12,549,740

Total	$83,942,175	$65,167,345	$104,334	$149,213,854

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche International VIP
(formerly DWS Internationial VIP)
	Shares	Value ($)
Common Stocks 98.9%
Australia 5.6%
BHP Billiton Ltd.	79,434	2,337,220
Origin Energy Ltd.	219,245	2,863,635
Woodside Petroleum Ltd.	72,551	2,572,483

(Cost $8,332,041)		7,773,338
Austria 1.7%
OMV AG (Cost $3,209,553)	70,630	2,375,987
Denmark 2.1%
A P Moller-Maersk AS "B" (Cost $2,866,361)	1,222	2,895,453
Finland 2.0%
Fortum Oyj (Cost $2,348,576)	110,796	2,693,091
France 8.1%
Cie Generale des Etablissements Michelin	26,308	2,473,861
GDF Suez	109,898	2,748,627
Sanofi	28,662	3,233,509
Total SA (a)	42,637	2,755,543

(Cost $11,373,039)		11,211,540
Germany 9.6%
Continental AG	13,128	2,496,141
E.ON SE	147,980	2,708,945
Hochtief AG	33,416	2,295,795
K+S AG (Registered) (a)	92,393	2,625,615
Merck KGaA	33,754	3,110,758

(Cost $14,859,479)		13,237,254
Hong Kong 2.1%
CLP Holdings Ltd. (Cost $2,818,450)	353,000	2,828,663
Japan 20.3%
Asahi Kasei Corp.	363,000	2,949,567
Bridgestone Corp.	78,100	2,585,199
Daiichi Sankyo Co., Ltd. (a)	156,800	2,461,941
Denso Corp.	61,900	2,856,163
Kyocera Corp.	59,700	2,785,020
Nitto Denko Corp.	64,600	3,546,279
Otsuka Holdings Co., Ltd.	91,200	3,145,444
Sekisui House Ltd.	210,200	2,482,220
Sumitomo Metal Mining Co., Ltd.	168,000	2,368,361
Toyota Industries Corp.	57,100	2,761,713

(Cost $26,143,362)		27,941,907
Luxembourg 2.1%
Tenaris SA (Cost $2,951,787)	130,137	2,966,506
Netherlands 5.9%
Koninklijke (Royal) KPN NV*	920,010	2,936,951
Koninklijke Ahold NV	165,476	2,675,928
Koninklijke DSM NV	41,591	2,562,106

(Cost $9,258,235)		8,174,985
Norway 1.9%
Statoil ASA (Cost $2,942,279)	98,519	2,680,491
Singapore 3.9%
Keppel Corp., Ltd.	328,000	2,696,382
Singapore Airlines Ltd.	341,000	2,627,272

(Cost $5,581,890)		5,323,654
Sweden 2.1%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,753,599)	229,103	2,891,799
Switzerland 5.7%
Novartis AG (Registered)	32,983	3,106,276
Syngenta AG (Registered)	8,184	2,597,650
Transocean Ltd. (a) (b)	68,900	2,202,733

(Cost $8,946,564)		7,906,659
United Kingdom 25.8%
Anglo American PLC	104,701	2,331,624
AstraZeneca PLC	39,194	2,808,021
BAE Systems PLC	402,792	3,077,842
Burberry Group PLC	121,179	2,955,939
Centrica PLC	550,144	2,735,737
easyJet PLC	129,098	2,959,836
GlaxoSmithKline PLC	121,051	2,770,615
Petrofac Ltd.	152,622	2,551,169
Rexam PLC	334,698	2,667,607
Rio Tinto PLC	50,296	2,469,432
Rolls-Royce Holdings PLC*	162,913	2,525,216
Smiths Group PLC	136,386	2,793,614
SSE PLC	117,288	2,928,305

(Cost $39,342,391)		35,574,957

Total Common Stocks (Cost $143,727,606)		136,476,284
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $10,319,290)	10,319,290	10,319,290
Cash Equivalents 0.2%
Central Cash Management Fund, 0.05% (c) (Cost $305,784)	305,784	305,784

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $154,352,680) †	106.6	147,101,358
Other Assets and Liabilities, Net	(6.6)	(9,120,523)

Net Assets	100.0	137,980,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $154,374,813.  At September 30, 2014, net unrealized depreciation for all securities based on tax cost was $7,273,455.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,440,233 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,713,688.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $9,867,111, which is 7.2% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At September 30, 2014 the Deutsche International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Materials	26,455,461	19.4%
Industrials	21,871,410	16.0%
Energy	20,968,547	15.4%
Health Care	20,636,564	15.1%
Consumer Discretionary	18,611,236	13.6%
Utilities	16,643,368	12.2%
Information Technology	5,676,819	4.2%
Telecommunication Services	2,936,951	2.1%
Consumer Staples	2,675,928	2.0%
Total	136,476,284	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,773,338	$—	$7,773,338
Austria	—	2,375,987	—	2,375,987
Denmark	—	2,895,453	—	2,895,453
Finland	—	2,693,091	—	2,693,091
France	—	11,211,540	—	11,211,540
Germany	—	13,237,254	—	13,237,254
Hong Kong	—	2,828,663	—	2,828,663
Japan	—	27,941,907	—	27,941,907
Luxembourg	—	2,966,506	—	2,966,506
Netherlands	—	8,174,985	—	8,174,985
Norway	—	2,680,491	—	2,680,491
Singapore	—	5,323,654	—	5,323,654
Sweden	—	2,891,799	—	2,891,799
Switzerland	2,202,733	5,703,926	—	7,906,659
United Kingdom	—	35,574,957	—	35,574,957
Short-Term Investments (e)	10,625,074	—	—	10,625,074

Total	$12,827,807	$134,273,551	$—	$147,101,358

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014